Research and Development incentives receivables (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development incentives receivables
Schedule of the classifications of R&D incentives receivables

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Non-current R&D incentives receivables	€127,186	€111,624	€93,407
Current R&D incentives receivables	16,827	24,104	21,949
Total R&D incentives receivables	€144,013	€135,728	€115,356

Schedule of maturities of non-current R&D incentives receivables

	December 31, 2021 Maturity date
	2023	2024	2025	2026	2027-2031	Total

	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€11,911	11,713	11,489	—	—	€35,113

Belgian non-current R&D incentives receivables - discounted value	9,621	12,258	14,895	16,705	38,594	92,073

Total non-current R&D incentives receivables - discounted value	€21,532	€23,971	26,384	16,705	38,594	€127,186